Financial Assets and Financial Liabilities - Summary of Fair Value Measurement (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 696,581,535	₩ 671,223,800
Fair value		695,980,564	666,183,928
Financial Assets Measured At Fair Value		165,694,035	159,072,495
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		530,286,529	507,111,433
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		599,820,653	582,288,984
Fair value		599,625,167	579,626,581
Financial Liabilities Measured At Fair Value		17,131,074	21,781,373
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		582,494,093	557,845,208
Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		59,385,155	50,533,438
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		7,103,628	7,771,305
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		3,115,024	2,670,939
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		0	0
Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		86,539,900	90,283,836
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		59,057,370	55,529,376
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		34,556,138	28,383,890
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		6,226,787	10,096,060
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		234,648,739	234,281,289
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		67,475,405	65,342,584
Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	19,768,980	18,255,221
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		464,125,531	443,810,752
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		447,556,134	433,073,079
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value	[1]	7,789,263	9,014,374
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		347,845,354	323,563,919
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		310,428,438	297,400,781
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		2,953,472	2,193,210
Fair value		2,953,472	2,193,210
Financial Liabilities Measured At Fair Value		2,953,472	2,193,210
Financial liabilities at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		2,953,472	2,193,210
Financial liabilities at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		0	0
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value	[1]	0	0
Financial liabilities designated at fair value through profit or loss
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		7,966,963	10,078,394
Fair value		7,966,963	10,078,394
Financial Liabilities Measured At Fair Value		7,966,963	10,078,394
Financial liabilities designated at fair value through profit or loss | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		56,686	35,687
Financial liabilities designated at fair value through profit or loss | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 881,791	₩ 1,811,404
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Net Asset Value Method	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Net Asset Value Method
Inputs		Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate, Foreign exchange rate	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate, Foreign exchange rate
Financial liabilities designated at fair value through profit or loss | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value	[1]	₩ 7,028,486	₩ 8,231,303
Derivatives held for trading
Disclosure of fair value measurement of assets [abstract]
Description of valuation processes used in fair value measurement, assets		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 5,966,512	9,209,537
Fair value		5,966,512	9,209,537
Financial Liabilities Measured At Fair Value		₩ 5,966,512	9,209,537
Description of valuation processes used in fair value measurement, liabilities		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for trading | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 104,866	442,042
Derivatives held for trading | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 5,100,869	₩ 7,984,424
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, and others	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, and others
Inputs		Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for trading | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value	[1]	₩ 760,777	₩ 783,071
Derivatives held for hedging
Disclosure of fair value measurement of assets [abstract]
Description of valuation processes used in fair value measurement, assets		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 244,127	300,232
Fair value		244,127	300,232
Financial Liabilities Measured At Fair Value		₩ 244,127	300,232
Description of valuation processes used in fair value measurement, liabilities		Fair value of exchange traded derivatives is determined using quoted price in an active market, and fair value of OTC derivatives is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair value of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including Finite Difference Method (“FDM”), MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Closed Form, and Tree Model or valuation results from independent external professional valuation institutions.
Derivatives held for hedging | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 0	0
Derivatives held for hedging | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value		₩ 244,127	₩ 300,232
Valuation techniques		DCF Model, Closed Form, FDM	DCF Model, Closed Form, FDM
Inputs		Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate, and others	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, Risk free interest rate and others
Derivatives held for hedging | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Measured At Fair Value	[1]	₩ 0	₩ 0
Deposits
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		406,512,434	393,928,904
Fair value		406,711,081	393,458,279
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 406,711,081	393,458,279
Description of valuation processes used in fair value measurement, liabilities		Carrying amount of demand deposits is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Deposits | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 0	0
Deposits | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	167,135,143	168,920,439
Deposits | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	239,575,938	224,537,840
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 239,575,938	₩ 224,537,840
Valuation techniques		DCF Model	DCF Model
Inputs		Other spread, Prepayment rate, Interest rate	Other spread, Prepayment rate, Interest rate
Borrowings
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 69,583,561	₩ 71,717,366
Fair value		69,390,346	71,187,130
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 69,390,346	71,187,130
Description of valuation processes used in fair value measurement, liabilities		Carrying amount of overdrafts in foreign currency is a reasonable approximation of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using DCF Model.
Borrowings | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 0	0
Borrowings | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	5,835,132	6,088,123
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 5,796,941	₩ 6,069,857
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Borrowings | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[3]	₩ 63,555,214	₩ 65,099,007
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 63,555,214	₩ 65,099,007
Valuation techniques		DCF Model	DCF Model
Inputs		Other spread, Interest rate	Other spread, Interest rate
Debentures
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 69,176,668	₩ 68,698,203
Fair value		68,975,750	67,036,661
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 68,975,750	67,036,661
Description of valuation processes used in fair value measurement, liabilities		Fair value is determined using valuation results of external professional valuation institutions, which are calculated using market inputs.
Debentures | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	0
Debentures | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		61,678,464	59,272,727
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 61,678,464	₩ 59,272,727
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Debentures | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 7,297,286	₩ 7,763,934
Financial Liabilities Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 7,297,286	₩ 7,763,934
Valuation techniques		DCF Model	DCF Model
Inputs		Other spread, Interest rate	Other spread, Interest rate
Other financial liabilities
Disclosure of fair value measurement of liabilities [abstract]
Carrying amount		₩ 37,416,916	₩ 26,163,138	[4]
Fair value		37,416,916	26,163,138
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	₩ 37,416,916	26,163,138
Description of valuation processes used in fair value measurement, liabilities		Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Other financial liabilities | Level 1
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	₩ 0	0
Other financial liabilities | Level 2
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	0	0
Other financial liabilities | Level 3
Disclosure of fair value measurement of liabilities [abstract]
Financial Liabilities Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	37,416,916	26,163,138
Cash and due from financial institutions
Disclosure of fair value measurement of assets [abstract]
Carrying amount		29,836,311	32,474,750
Fair value		29,833,886	32,403,730
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 29,833,886	32,403,730
Description of valuation processes used in fair value measurement, assets		Fair value of cash is same as carrying amount. Carrying amount of demand deposit and settlement deposit is a reasonable approximation of fair value because these financial instruments do not have a fixed maturity and are receivable on demand. Fair value of general deposit is measured using Discounted Cash Flow (“DCF”) Model.
Cash and due from financial institutions | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	₩ 2,775,618	2,517,470
Cash and due from financial institutions | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	24,501,232	27,145,486
Cash and due from financial institutions | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[2]	2,557,036	2,740,774
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 2,557,036	₩ 2,740,774
Valuation techniques		DCF Model	DCF Model
Inputs		Credit spread, Other spread, Interest rate	Credit spread, Other spread, Interest rate
Derivatives held for trading
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 5,777,682	₩ 8,984,171
Fair value		5,777,682	8,984,171
Financial Assets Measured At Fair Value		5,777,682	8,984,171
Derivatives held for trading | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		58,948	182,019
Derivatives held for trading | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 5,624,691	₩ 8,678,896
Valuation techniques		DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, Option Model, and others	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Binomial Model, and others
Inputs		Price of underlying asset, Underlying asset index, Interest rate, Dividend yield, Volatility, Foreign exchange rate, Discount rate, and others	Interest rate, Price of underlying asset, Foreign exchange rate, Credit spread, Discount rate, Volatility, and others
Derivatives held for trading | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 94,043	₩ 123,256
Due from financial institutions measured at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		79,811	69,469
Fair value		79,811	69,469
Financial Assets Measured At Fair Value		79,811	69,469
Due from financial institutions measured at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Due from financial institutions measured at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 26,020	₩ 24,444
Valuation techniques		DCF Model, Hull-white Model	DCF Model, Hull-white Model
Inputs		Projected cash flow, Discount rate, Volatility, Correlation coefficient	Projected cash flow, Discount rate, Volatility, Correlation coefficient
Due from financial institutions measured at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 53,791	₩ 45,025
Debt securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		78,926,437	76,648,353
Fair value		78,926,437	76,648,353
Financial Assets Measured At Fair Value		78,926,437	76,648,353
Debt securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		37,921,922	31,528,524
Debt securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 41,004,515	₩ 45,119,829
Valuation techniques		DCF Model, Option Model	DCF Model, Market Value Approach, Option Model
Inputs		Underlying asset index, Discount rate, and others	Underlying asset index, Interest rate, Discount rate, and others
Debt securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 0	₩ 0
Debt securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		72,658,432	65,899,397
Fair value		72,658,432	65,899,397
Financial Assets Measured At Fair Value		72,658,432	65,899,397
Debt securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		18,541,335	16,240,223
Debt securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 37,663,855	₩ 34,425,619
Valuation techniques		DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull-white Model, Net Asset Value Method, Binomial Model, and others	DCF Model, Hull-white Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Net Asset Value Method, Binomial Model, and others
Inputs		Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient, and others
Debt securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 16,453,242	₩ 15,233,555
Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		77,038,267	70,092,497
Fair value		77,038,267	70,092,497
Financial Assets Measured At Fair Value		77,038,267	70,092,497
Financial assets at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		20,695,760	18,209,969
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		38,118,478	35,208,843
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	18,224,029	16,673,685
Derivatives held for hedging
Disclosure of fair value measurement of assets [abstract]
Carrying amount		379,946	462,409
Fair value		379,946	462,409
Financial Assets Measured At Fair Value		379,946	462,409
Derivatives held for hedging | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Derivatives held for hedging | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 379,946	₩ 462,409
Valuation techniques		DCF Model, Closed Form, FDM	DCF Model, Closed Form, FDM
Inputs		Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, CRS interest rate, and others	Projected cash flow, Discount rate, Forward foreign exchange rate, Volatility, Foreign exchange rate, and others
Derivatives held for hedging | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 0	₩ 0
Equity securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		2,770,653	2,335,793
Fair value		2,770,653	2,335,793
Financial Assets Measured At Fair Value		2,770,653	2,335,793
Equity securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		708,525	612,926
Equity securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 611,220	₩ 264,587
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Equity securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 1,450,908	₩ 1,458,280
Equity securities
Disclosure of fair value measurement of assets [abstract]
Carrying amount		4,022,555	3,540,063
Fair value		4,022,555	3,540,063
Financial Assets Measured At Fair Value		4,022,555	3,540,063
Equity securities | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		2,060,682	1,879,740
Equity securities | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 428,367	₩ 414,291
Valuation techniques		DCF Model	DCF Model
Inputs		Interest rate, Discount rate, and others	Interest rate, Discount rate, and others
Equity securities | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 1,533,506	₩ 1,246,032
Loans
Disclosure of fair value measurement of assets [abstract]
Carrying amount		801,050	549,272
Fair value		801,050	549,272
Financial Assets Measured At Fair Value		801,050	549,272
Loans | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Loans | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 801,050	₩ 549,272
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Loans | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 0	₩ 0
Loans measured at fair value through profit or loss
Disclosure of fair value measurement of assets [abstract]
Carrying amount		183,726	493,562
Fair value		183,726	493,562
Financial Assets Measured At Fair Value		183,726	493,562
Loans measured at fair value through profit or loss | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Loans measured at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		₩ 236	₩ 344,489
Valuation techniques		DCF Model	DCF Model
Inputs		Interest rate, Discount rate, and others	Interest rate, Discount rate, and others
Loans measured at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	₩ 183,490	₩ 149,073
Loans measured at amortized cost
Disclosure of fair value measurement of assets [abstract]
Carrying amount		444,805,287	433,038,931
Fair value		445,144,428	430,396,089
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 445,144,428	430,396,089
Description of valuation processes used in fair value measurement, assets		Fair value of loans is determined using DCF Model discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.
Loans measured at amortized cost | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 0	0
Loans measured at amortized cost | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		145,330	63,784
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 145,330	₩ 63,784
Valuation techniques		DCF Model	DCF Model
Inputs		Discount rate	Discount rate
Loans measured at amortized cost | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed		₩ 444,999,098	₩ 430,332,305
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 444,999,098	₩ 430,332,305
Valuation techniques		DCF Model	DCF Model
Inputs		Credit spread, Other spread, Prepayment rate, Interest rate	Credit spread, Other spread, Prepayment rate, Interest rate
Others
Disclosure of fair value measurement of assets [abstract]
Carrying amount		₩ 93,743	₩ 90,006
Fair value		93,743	90,006
Financial Assets Measured At Fair Value		93,743	90,006
Others | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		93,743	90,006
Others | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		0	0
Others | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	0	0
Securities measured at amortized cost
Disclosure of fair value measurement of assets [abstract]
Carrying amount		39,701,389	35,919,241
Fair value		38,763,702	33,593,231
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	₩ 38,763,702	33,593,231
Description of valuation processes used in fair value measurement, assets		Fair value of securities and others that are traded in an active market is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institutions. The institutions use one or more valuation techniques that are deemed appropriate considering the characteristics of the financial instruments among DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method.
Securities measured at amortized cost | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	₩ 4,328,010	5,253,835
Securities measured at amortized cost | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	34,410,808	28,320,106
Financial Assets Whose Fair Values Are Disclosed And Classified As Level2 And Level3		₩ 34,410,808	₩ 28,320,106
Valuation techniques			DCF Model, MonteCarlo Simulation
Inputs			Discount rate, Interest rate
Disclosure of fair value measurement of liabilities [abstract]
Valuation techniques		DCF Model, MonteCarlo Simulation
Inputs		Discount rate, Interest rate
Securities measured at amortized cost | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	₩ 24,884	₩ 19,290
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [abstract]
Carrying amount		82,498,140	79,533,418
Fair value		82,498,140	79,533,418
Financial Assets Measured At Fair Value		82,498,140	79,533,418
Financial assets at fair value through other comprehensive income | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		38,630,447	32,141,450
Financial assets at fair value through other comprehensive income | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value		42,416,785	45,933,688
Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Measured At Fair Value	[1]	1,450,908	1,458,280
Others
Disclosure of fair value measurement of assets [abstract]
Carrying amount		16,544,513	10,718,383
Fair value		16,544,513	10,718,383
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	₩ 16,544,513	10,718,383
Description of valuation processes used in fair value measurement, assets		Carrying amount is a reasonable approximation of fair value because other financial assets and other financial liabilities are temporary accounts used for other various transactions and their maturities are relatively short or not defined.
Others | Level 1
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	₩ 0	0
Others | Level 2
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	0	0
Others | Level 3
Disclosure of fair value measurement of assets [abstract]
Financial Assets Not Measured At Fair Value But For Which Fair Value Is Disclosed	[5]	₩ 16,544,513	₩ 10,718,383

[1]	Includes KB Securities Co., Ltd.’s OTC derivatives consisting of ￦ 404,334 million and ￦ 696,910 million of financial assets at fair value through profit or loss (debt instruments), ￦ 8,241,509 and ￦ 7,037,371 million of financial liabilities designated at fair value through profit or loss, ￦ 120,775 and ￦ 91,629 million of derivative financial assets, and ￦ 777,542 and ￦ 755,554 million of derivative financial liabilities as of December 31, 2022 and 2023.
[2]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of fair value.
[3]	Borrowings of ￦ 18,266 million and ￦ 38,191 million included in Level 2 are the carrying amounts which are reasonable approximations of fair value as of December 31, 2022 and 2023, respectively.
[4]	Other financial liabilities include lease liabilities that are not included in the category of financial instruments measured at amortized cost.
[5]	The amounts included in Level 3 are the carrying amounts which are reasonable approximations of fair value.